ACCRUED COMMISSIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Commissions
ACCRUED COMMISSIONS

NOTE 8 — ACCRUED COMMISSIONS

Accrued commissions as of March 31, 2024 and December 31, 2023 represent mainly sales commission payable. For the three months ended March 31, 2024 and 2023, sales commission expenses of $0 and $11,868 respectively, were recorded and included in cost of revenue in the Company’s consolidated statement of operations.

Note 8. Accrued Commissions

Accrued commissions as of December 31, 2023, and 2022 represent mainly sales commission payable. For the years ended December 31, 2023, and 2022, sales commission expenses of $13,827 and $501,483 respectively, were recorded and included in cost of revenue in the Company’s consolidated statement of operations.